Exploration and Evaluation Costs (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about exploration and evaluation assets

Exploration and Evaluation Assets
($ millions)	2020	2019
Beginning of year	643	997
Additions	1	46
Transfers to property, plant and equipment (note 9)	(3)	(44)
Expensed exploration expenditures previously capitalized	(594)	(355)
Exchange adjustments	(1)	(1)
End of year	46	643

Property, Plant and Equipment	Oil and Gas Properties	Processing, Transportation and Storage	Upgrading	Refining	Retail and Other	Total
($ millions)
Cost
December 31, 2018	44,196	101	2,659	10,691	3,095	60,742
Transfers to right-of-use assets(1) (note 10)	(336)	—	—	(180)	—	(516)
Additions	2,340	2	58	899	160	3,459
Acquisitions	10	—	—	—	—	10
Transfers from exploration and evaluation (note 8)	44	—	—	—	—	44
Transfers from right-of-use assets(2) (note 10)	101	—	—	—	—	101
Intersegment transfers	2	—	—	27	(29)	—
Changes in asset retirement obligations (note 18)	469	1	5	19	23	517
Disposals and derecognition	(16)	(2)	(1)	(943)	(2)	(964)
Exchange adjustments	(223)	(1)	—	(496)	(2)	(722)
December 31, 2019	46,587	101	2,721	10,017	3,245	62,671
Additions	852	—	216	502	70	1,640
Acquisitions	1	—	—	—	—	1
Transfers from exploration and evaluation (note 8)	3	—	—	—	—	3
Transfers from right-of-use assets(2) (note 10)	4	—	—	—	—	4
Intersegment transfers	18	41	—	—	(59)	—
Changes in asset retirement obligations (note 18)	(530)	—	(13)	(51)	(33)	(627)
Disposals and derecognition	(419)	(2)	—	(12)	(2)	(435)
Exchange adjustments	(80)	(3)	—	64	(1)	(20)
December 31, 2020	46,436	137	2,924	10,520	3,220	63,237

Accumulated depletion, depreciation, amortization and impairment
December 31, 2018	(27,379)	(50)	(1,585)	(3,933)	(1,995)	(34,942)
Transfers to right-of-use assets(1) (note 10)	12	—	—	40	—	52
Depletion, depreciation, amortization and impairment	(4,082)	(2)	(115)	(736)	(239)	(5,174)
Intersegment transfers	—	—	—	(17)	17	—
Disposals and derecognition	8	—	—	724	2	734
Exchange adjustments	93	1	—	187	1	282
December 31, 2019	(31,348)	(51)	(1,700)	(3,735)	(2,214)	(39,048)
Depletion, depreciation, amortization and impairment	(7,083)	(46)	(90)	(3,644)	(228)	(11,091)
Intersegment transfers	(9)	—	—	—	9	—
Disposals and derecognition	380	12	—	—	1	393
Exchange adjustments	47	1	—	(44)	1	5
December 31, 2020	(38,013)	(84)	(1,790)	(7,423)	(2,431)	(49,741)

Net book value
December 31, 2019	15,239	50	1,021	6,282	1,031	23,623
December 31, 2020	8,423	53	1,134	3,097	789	13,496

Disclosure of exploration and evaluation expenses
The following exploration and evaluation expenses for the years ended December 31, 2020 and 2019 relate to activities associated with the exploration for and evaluation of crude oil and natural gas resources and were recorded in the Integrated Corridor and Offshore business segments.

Exploration and Evaluation Expense Summary(1)
($ millions)	2020	2019
Seismic, geological and geophysical	117	131
Expensed drilling	612	409
Expensed land	4	7
	733	547